SCHEDULE OF RECONCILIATION OF LEVEL 3 CONVERSION OPTION LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value beginning	$ 3,598,000	$ 2,473,000	$ 2,960,000
Accrued interest	35,983	485,336	535,877
Conversion to shares of common stock	(3,633,983)
Fair value, end		3,598,000	2,473,000
Conversions of debt and accrued interest to shares of common stock		(2,530,572)
Amortization of debt issuance costs			5,000
Net unrealized gain(loss) on convertible bridge notes		$ 3,170,236	(1,057,877)
Issuances of debt			$ 30,000